Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill
The changes in the carrying amount of goodwill allocated to our disclosed segments for the years ended December 31, 2014 and 2015 were as follows (in millions):

	Google	Other Bets	Total Consolidated
Balance as of December 31, 2013	$11,492	$—	$11,492
Acquisitions	4,208	—	4,208
Dispositions	(43)	—	(43)
Foreign currency translation and other adjustments	(58)	—	(58)
Balance as of December 31, 2014	$15,599	$—	$15,599
Acquisitions	139	—	139
Foreign currency translation and other adjustments	(71)	—	(71)
Allocation in the fourth quarter of 2015	(416)	416	—
Acquisitions	201	4	205
Foreign currency translation and other adjustments	4	(7)	(3)
Balance as of December 31, 2015	$15,456	$413	$15,869

Schedule of finite-lived intangible assets
Information regarding our purchased intangible assets is as follows (in millions):

	As of December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patents and developed technology	$6,547	$2,513	$4,034
Customer relationships	1,410	1,168	242
Trade names and other	696	365	331
Total	$8,653	$4,046	$4,607

	As of December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Patents and developed technology	$6,592	$3,213	$3,379
Customer relationships	1,343	1,201	142
Trade names and other	795	469	326
Total	$8,730	$4,883	$3,847

Schedule of future amortization expense
As of December 31, 2015, expected amortization expense for our purchased intangible assets for each of the next five years and thereafter was as follows (in millions):

2016	$806
2017	724
2018	637
2019	528
2020	434
Thereafter	718
$3,847